NET PROFIT (LOSS) PER SHARE (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholder - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Abstract]
Net loss attributable to ordinary shareholders, diluted	$ 11,851	$ 787	$ 14,696	$ 3,214	$ 4,942	$ 3,215
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted (in Shares)	647,568	111,726	291,407	111,726	111,726	111,686
Earnings Per Share, Diluted	$ 18.3	$ 7.04	$ 50.43	$ 28.76	$ 44.23	$ 28.79